Organization and Basis of Presentation	6 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Organization and Basis of Presentation

NOTE 1 - Organization and Basis of Presentation

Organization

GelTech Solutions, Inc. (“GelTech” or the “Company”) is a Delaware corporation organized in 2006. GelTech is focused on marketing four products: (1) FireIce®, a water soluble fire retardant used to protect firefighters, structures and wildlands; (2) Soil2O™ 'Dust Control’, our new application which is used for dust mitigation in the aggregate, road construction, mining, as well as, other industries that deal with daily dust control issues; (3) Soil2O™, a product which reduces the use of water and is primarily marketed to golf courses and the agriculture market; and (4) FireIce® Home Defense Unit, a system for applying FireIce® to structures to protect them from wildfires. Additionally, GelTech owns a United States patent for a method to modify weather.

The corporate office is located in Jupiter, Florida.

Basis of Presentation

The accompanying unaudited condensed consolidated interim financial statements include the accounts of the Company and its two wholly owned subsidiaries: WeatherTech Innovations, Inc. and FireIce Gel, Inc. (formerly GelTech Innovations, Inc.). Prior to July 1, 2008, there had been no activity in either subsidiary. Beginning on July 1, 2008, the Company began operating the marketing, sales and distribution of FireIce® through FireIce Gel, Inc.

These unaudited condensed consolidated interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (”SEC”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by "GAAP" for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included. The information included in these unaudited condensed consolidated financial statements should be read in conjunction with Management’s Discussion and Analysis of Financial Conditions and Results of Operations contained in this report and the audited consolidated financial statements and accompanying notes included in the Company’s Annual Report on Form 10-K for the year ended June 30, 2011 filed on September 28, 2011.

Inventories

Inventories as of December 31, 2011 consisted of raw materials and finished goods in the amounts of $118,067 and $453,374, respectively.

Fair Value of Financial Instruments and Fair Value Measurements

We measure our financial assets and liabilities in accordance with ASC 820 "Fair Value Measurements and Disclosures". For certain of our financial instruments, including cash equivalents, accounts receivable, accounts payable, accrued expenses and line of credit, the carrying amounts approximate fair value due to their short maturities. The carrying amount of our convertible debt approximates the fair value because the interest rate on the convertible note does not vary materially from the market rate for similar debt instruments.

Effective July 1, 2008, we adopted accounting guidance for fair value measurements of financial assets and liabilities and adopted the same guidance for non-financial assets and liabilities effective July 1, 2009. The adoption did not have a material impact on our results of operations, financial position or liquidity. This standard defines fair value, provides guidance for measuring fair value and requires certain disclosures. This standard does not require any new fair value measurements, but rather applies to all other accounting pronouncements that require or permit fair value measurements. This guidance does not apply to measurements related to share-based payments. This guidance discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The guidance utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

The Company had no financial or non-financial assets or liabilities measured at fair value and subject to this accounting standard as of December 31, 2011 or 2010.

Revenue Recognition

Revenue from sales of products is recognized when persuasive evidence of an arrangement exists, products have been shipped to the customer, economic risk of loss has passed to the customer, the price is fixed or determinable, collection is reasonably assured, and any future obligations of the Company are insignificant.   Revenue is shown net of returns and allowances.

Products shipped from either our third-party fulfillment companies or our inventory warehouses or locations in Jupiter, Florida and Irwindale, California are shipped FOB shipping point.  Normal terms are net 30 or net 60 days depending on the arrangement we have with the customer.  As such, revenue is recognized when product has been shipped from either the third-party fulfillment company or from the Jupiter, Florida location.

The Company follows the guidance of ASC 605-50-25, “Revenue Recognition, Customer Payments”. Accordingly, any incentives received from vendors are recognized as a reduction of the cost of goods sold. Promotional products or samples given to customers or potential customers are recognized as a cost of goods sold. Cash incentives provided to our customers are recognized as a reduction of the related sale price, and, therefore, are a reduction of sales.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable; however, actual results could differ materially from these estimates. Significant estimates for the six months ended December 31, 2011 include the allowance for doubtful accounts, depreciation and amortization, valuation of inventories, valuation of options and warrants granted for services or settlements, valuation of common stock granted for services or debt conversion and the valuation of deferred tax assets.

Net Earnings (Loss) per Share

The Company computes net earnings (loss) per share in accordance with ASC 260-10, “Earnings per Share.” ASC 260-10 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive. At December 31, 2011, there were options to purchase 5,987,007 shares of the Company’s common stock, warrants to purchase 5,040,258 shares of the Company’s common stock and 1,337,038 shares of the Company’s common stock are reserved for a convertible note which may dilute future earnings per share.

Stock-Based Compensation

The Company accounts for employee stock-based compensation in accordance with ASC 718-10, “Share-Based Payments,” which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including employee stock options, restricted stock units, and employee stock purchases based on estimated fair values.

Stock-based compensation expense recognized under ASC 718-10 for the period July 1, 2011 through December 31, 2011 was $676,332 for stock options granted to employees and directors. This expense is included in selling, general and administrative expenses in the unaudited condensed consolidated statements of operations. Stock-based compensation expense recognized during the period is based on the value of the portion of share-based payment awards that is ultimately expected to vest during the period. At December 31, 2011, the total compensation cost for stock options not yet recognized was approximately $2,024,000. This cost will be recognized over the requisite service period which is generally the remaining vesting term of the options of approximately three years.

 A summary of stock option transactions for all employee stock options for the six month periods ended December 31, 2011 and 2010 is as follows:

Employee Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	1,649,007	$0.88	6.40
Granted	2,283,000	$1.22	10.00
Exercised	—	$—	—
Options sold to third party	—	$—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2010	3,932,007	$1.07	5.38	$528,709
Exercisable at December 31, 2010	1,604,507	$0.94	4.99	$428,709

Weighted average fair value of options granted during the six months ended December 31, 2010		$0.78

Balance at June 30, 2011	4,439,507	$1.12	5.39
Granted	675,000	$1.06	10.00
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	(525,000)	$1.00
Outstanding at December 31, 2011	4,589,507	$1.08	5.94	$—
Exercisable at December 31, 2011	2,355,508	$1.03	5.61	$—

Weighted average fair value of options granted during the six months ended December 31, 2011		$0.58

On September 1, 2011, ten-year options to purchase 150,000 shares of common stock at an exercise price of $1.95 share, which were contingently granted by the Company on June 3, 2011, were granted to its Chief Financial Officer (CFO), upon his transition from part time consultant to full-time employee. Of the options granted, 50,000 vested immediately and the remaining options vest semi-annually on December 31st and June 30th with the first vesting date being December 31, 2011, subject to continued employment. The options were valued using the Black-Scholes option pricing model using a volatility of 90.6% (derived from the historical market price of the Company’s common stock since it began trading in June 2008) an expected term of 6.5 years (using the simplified method) and a discount rate of 2.11%. In December 2011, the Company reduced the exercise price of the options to $0.60 per share as inducement for a loan from the CFO (See related party transactions). As a result, of the modification the value of the options was reduced to $68,175 from $224,778, and will be recorded as expense over the remaining requisite service period.

On September 20, 2011, the Company granted ten-year options to purchase 175,000 shares of common stock at an exercise price of $0.81 share to each of its three original executive officers. The options vest semi-annually on December 31st and June 30th with the first vesting date being December 31, 2011, subject to continued employment. The options were valued using the Black-Scholes option pricing model using a volatility of 88.89% (derived from the historical market price of the Company’s common stock since it began trading in June 2008) an expected term of 6.5 years (using the simplified method) and a discount rate of 1.25%. The value of the options, $320,271, will be recorded as expense over the requisite service period. These options replaced options to purchase the same number of shares at an exercise price of $1.00 per share which expired on September 15, 2011.

A summary of options issued to non-employees under the 2007 Plan and changes during the period from June 30, 2010 to December 31, 2010 and from June 30, 2011 to December 31, 2011 is as follows:

Options Issued to Directors
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	370,000	$1.28	7.41
Granted	210,000	$1.20	10.00
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2010	580,000	$1.25	7.86	$72,650
Exercisable at December 31, 2010	334,166	$1.22	6.67	$69,650

Weighted average fair value of options granted during the six months ended December 31, 2010		$0.74

Balance at June 30, 2011	790,000	$1.25	7.98
Granted	245,000	$1.75	10.00
Exercised	(35,000)	$0.95	—
Forfeited	(142,500)	$1.46	—
Expired	—	$—	—
Outstanding at December 31, 2011	857,500	$1.37	8.06	$—
Exercisable at December 31, 2011	525,500	$1.24	7.33	$—

Weighted average fair value of options granted during the six months ended December 31, 2011		$1.34

On July 1, 2011, the Company granted options to purchase 245,000 shares of the Company’s common stock to directors of the Company. The options have an exercise price of $1.75 per share, vest over one year and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 89.65% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.35%. The value of the options, $311,001, will be recognized over the vesting term, one year.

In July 2011, the Company issued 30,000 shares of common stock to a director in exchange for $30,000 in connection with the exercise of options with an exercise price of $1.00 per share.

On September 28, 2011, in connection with the resignation of a director, options to purchase 142,500 shares of common stock at a weighted average exercise price of $1.46 per share were forfeited.

In December 2011, the Company issued 5,000 shares of common stock to a director in connection with the exercise of options with an exercise price of $0.667 per share.

A summary of options issued to non-employees under the 2007 Plan and changes during the six month periods from June 30, 2010 to December 31, 2010 and from June 30, 2011 to December 31, 2011 is as follows:

Non-Employee, Non-Director Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	155,000	$1.00	2.53
Granted	350,000	$1.22	5.00
Options purchased from officer	—	$—
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2010	505,000	$1.15	4.04	$31,000
Exercisable at December 31, 2010	505,000	$1.15	4.04	$31,000

Weighted average fair value of options granted during the six months ended December 31, 2010		$0.85

Balance at June 30, 2011	540,000	$1.16	3.14
Granted	—	$—	—
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2011	540,000	$1.16	2.64	$—
Exercisable at December 31, 2011	540,000	$1.16	2.64	$—

Weighted average fair value of options granted during the six months ended December 31, 2011		N/A

Determining Fair Value Under ASC 718-10

The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing formula. This fair value is then amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. The Company’s determination of fair value using an option-pricing model is affected by the stock price as well as assumptions regarding the number of highly subjective variables.

The Company estimates volatility based upon the historical stock price of the Company and estimates the expected term for employee stock options using the simplified method for employees and directors and the contractual term for non-employees. The risk free rate is determined based upon the prevailing rate of United States Treasury securities with similar maturities.

The fair values of stock option grants for the period from July 1, 2011 to December 31, 2011 were estimated using the following assumptions:

Risk free interest rate	1.25% -2.3%
Expected term (in years)	5.5 - 6.5
Dividend yield	—
Volatility of common stock	88.89% - 90.6%
Estimated annual forfeitures	—

New Accounting Pronouncements

ASUs which were not effective until after December 31, 2011 are not expected to have a significant effect on the Company's consolidated financial position or results of operations.